CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) [Abstract]
Voyage Revenues	$ 202,852	$ 224,558
Voyage Expenses	(123,042)	(106,599)
Vessel Operating Expenses	(62,703)	(65,339)
General and Administrative Expenses	(10,675)	(8,556)
Depreciation Expense	(44,924)	(76,172)
Impairment Loss on Vessels	(2,168)	0
Gain (Loss) Disposal of Vessels	(3,357)	0
Net Operating (Loss) Income	(44,017)	(32,108)
Interest Income	250	265
Interest Expense	(24,055)	(14,022)
Other Financial Expense	(13,512)	(289)
Total Other Expenses	(37,317)	(14,046)
Net (Loss) Income Before Income Taxes and Equity Loss	(81,334)	(46,154)
Income Tax Expense	0	0
Equity Loss from Associate	(3,506)	(7,450)
Net (Loss)/Income	$ (84,840)	$ (53,604)
Basic (Loss)/Earnings per Share (in dollars per share)	$ (0.60)	$ (0.53)
Diluted (Loss)/Earnings per share (in dollars per share)	$ (0.60)	$ (0.53)
Basic Weighted Average Number of Common Shares Outstanding (in shares)	141,969,666	101,969,666
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	141,969,666	101,969,666
Cash Dividends declared per share (in dollars per share)	$ 0.06	$ 0.50